                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-66106


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT

              SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 29, 2006

                       POLARIS CHOICE III VARIABLE ANNUITY

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                          VARIABLE ANNUITY ACCOUNT FIVE

              SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 29, 2006

                         SEASONS ELITE VARIABLE ANNUITY

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The following replaces information concerning contracts issued in Texas in
APPENDIX C of the prospectus:

--------------------------------------------------------------------------------
 PROSPECTUS PROVISION             AVAILABILITY OR VARIATION              STATES
--------------------------------------------------------------------------------
Minimum Contract Value    $2,000                                          Texas
--------------------------------------------------------------------------------
Withdrawals               The minimum amount that must remain in the      Texas
                          contract after a partial withdrawal is $2,000.
--------------------------------------------------------------------------------

The following is added to APPENDIX C of the prospectus:

--------------------------------------------------------------------------------
 PROSPECTUS PROVISION          AVAILABILITY OR VARIATION              STATES
--------------------------------------------------------------------------------
Administration Charge     Contract Maintenance Fee is $30.           New Mexico
--------------------------------------------------------------------------------



Dated: October 17, 2006



                Please keep this Supplement with your Prospectus.



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